Series A Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Series A Preferred Stock

11.    Series A Preferred Stock

As of September 30, 2023, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 100,000,000 shares of $0.0001 par value preferred stock, of which 10,000,000 shares have been designated as Series A Preferred Stock.

Pursuant to the Envoy Bridge Note, the Sponsor Support Agreement and the Subscription Agreement, the Company issued an aggregate of 4,500,000 shares of Series A Preferred Stock (see Note 3) as of September 30, 2023.

Pursuant to the Subscription Agreement and the Envoy Bridge Note, the Sponsor and GAT Funding, LLC each contributed additional $1.0 million capital contribution to subscribe for additional shares of Series A Preferred Stock at a price of $10.00 per share in order to meet the net tangible assets requirement under the Business Combination Agreement (see Note 3). As of September 30, 2023, the Sponsor’s contribution is classified as other receivables on the condensed consolidated balance sheets.

The holders of the Series A Preferred Stock has the following rights and preferences:

Voting rights

The holders of the Series A Preferred Stock are not entitled to vote or receive notice of any meeting of stockholders, except in the case that the Company creates any equity or debt instrument that ranks senior or pari passu to the rights of the Series A Preferred Stock or in the case of any adverse change to the powers, preferences or special rights of the Series A Preferred Stock.

Conversion rights

Each share of Series A Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into such number of shares of New Envoy Class A Common Stock as determined by dividing the issuance price of the shares of Series A Preferred Stock of $10.00, by the conversion price, which was $11.50 per share as of September 30, 2023 and is adjustable for certain dilutive events.

At any time from and after 90 days following the Merger, if the closing price per share of New Envoy Class A Common Stock is greater than $15.00 for any twenty trading days within a period of thirty trading days, the Company may elect, in its discretion, to convert all, but not less than all, of the then outstanding shares of Series A Preferred Stock into shares of New Envoy Class A Common Stock. In this case, each share of Series A Preferred Stock then outstanding shall be converted into the number of shares of New Envoy Class A Common Stock equal to the quotient of i) $10.00 divided by ii) $15.00.

Redemption

The holders of Series A Preferred Stock are not entitled to any redemption rights, other than those under their liquidation rights discussed below. The Company does not have the option to redeem the Series A Preferred Stock.

Dividend Rights

The holders of Series A Preferred Stock are entitled to a cumulative dividend which accrues at the rate of 12% of the original issuance price of $10.00 per annum. The dividend accrues on a daily basis from and including the issuance date of such shares, whether or not declared, and will be payable in cash on a quarterly basis. With respect to the first four (4) dividends, the Company shall maintain the funds allocated for such dividends in a separate account. If the Company fails to pay the dividends on the dividend payment date, then an additional dividend on the amount of the unpaid portion shall automatically accrue at 12%.

There were no dividends declared as of September 30, 2023. As the Company is required to maintain the funds allocated for the first four dividend payments in a separate account, $5.4 million of the Company’s cash has been reclassed to restricted cash (see Note 5).

Pursuant to the Sponsor Support Agreement, any dividends arising shall accrue and not require timely payment at any time when the Company has less than $10 million of net tangible assets.

Liquidation preference

In the event of any liquidation, deemed liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holder of the Series A Preferred Stock is entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of any security of the Company that ranks junior to the Series A Preferred Stock, including, but not limited to, the New Envoy Class A Common Stock, an amount per share of Series A Preferred Stock equal to the greater of i) $10.00 plus any unpaid cash dividends and ii) the amount the holder would have received, would such holder, immediately prior to such involuntary liquidation, dissolution or winding up of Company, converted such share of Series A Preferred Stock into New Envoy Class A Common Stock.

10.    Series A Preferred Stock

As of the Closing, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 100,000,000 shares of $0.0001 par value preferred stock, of which 10,000,000 shares have been designated as Series A Preferred Stock.

Pursuant to the Envoy Bridge Note, the Sponsor Support Agreement and the Subscription Agreement, the Company issued an aggregate of 4,500,000 shares of Series A Preferred Stock at the Closing.

Pursuant to the Subscription Agreement and the Envoy Bridge Note, the Sponsor and GAT Funding, LLC each contributed additional $1.0 million capital contribution to subscribe for additional shares of Series A Preferred Stock at a price of $10.00 per share in order to meet the net tangible assets requirement under the Business Combination Agreement.

The holders of the Series A Preferred Stock has the following rights and preferences:

Voting rights

The holders of the Series A Preferred Stock are not entitled to vote or receive notice of any meeting of stockholders, except in the case that the Company creates any equity or debt instrument that ranks senior or pari passu to the rights of the Series A Preferred Stock or in the case of any adverse change to the powers, preferences or special rights of the Series A Preferred Stock.

Conversion rights

Each share of Series A Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into such number of shares of New Envoy Class A Common Stock as determined by dividing the issuance price of the shares of Series A Preferred Stock of $10.00, by the conversion price, which was $11.50 per share as of the Closing and is adjustable for certain dilutive events.

At any time from and after 90 days following the Merger, if the closing price per share of New Envoy Class A Common Stock is greater than $15.00 for any twenty trading days within a period of thirty trading days, the Company may elect, in its discretion, to convert all, but not less than all, of the then outstanding shares of Series A Preferred Stock into shares of New Envoy Class A Common Stock. In this case, each share of Series A Preferred Stock then outstanding shall be converted into the number of shares of New Envoy Class A Common Stock equal to the quotient of i) $10.00 divided by ii) $15.00.

Redemption

The holders of Series A Preferred Stock are not entitled to any redemption rights, other than those under their liquidation rights discussed below. The Company does not have the option to redeem the Series A Preferred Stock.

Dividend Rights

The holders of Series A Preferred Stock are entitled to a cumulative dividend which accrues at the rate of 12% of the original issuance price of $10.00 per annum. The dividend accrues on a daily basis from and including the issuance date of such shares, whether or not declared, and will be payable in cash on a quarterly basis. With respect to the first four (4) dividends, the Company shall maintain the funds allocated for such dividends in a separate account. If the Company fails to pay the dividends on the dividend payment date, then an additional dividend on the amount of the unpaid portion shall automatically accrue at 12%.

Pursuant to the Sponsor Support Agreement, any dividends arising shall accrue and not require timely payment at any time when the Company has less than $10 million of net tangible assets.

Liquidation preference

In the event of any liquidation, deemed liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holder of the Series A Preferred Stock is entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of any security of the Company that ranks junior to the Series A Preferred Stock, including, but not limited to, the New Envoy Class A Common Stock, an amount per share of Series A Preferred Stock equal to the greater of i) $10.00 plus any unpaid cash dividends and ii) the amount the holder would have received, would such holder, immediately prior to such involuntary liquidation, dissolution or winding up of Company, converted such share of Series A Preferred Stock into New Envoy Class A Common Stock.